Share Based Compensation - Schedule of Fair Valued using Monte Carlo Simulation (Details) - yr	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected volatility	40.00%	40.00%
Risk-Free interest rate	4.681%	4.681%
Expected dividend yield	0.00%	0.00%
Expected life (years)	3	3